Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 52,111	¥ 55,964
Total Financing Receivables	3,981,424	3,972,387
Non-Accrual	46,150	49,045
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,268	16,434
Total Financing Receivables	1,194,888	1,204,024
Non-Accrual	12,084	11,600
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,571	6,977
Total Financing Receivables	826,168	846,290
Non-Accrual	5,943	6,442
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,697	9,457
Total Financing Receivables	368,720	357,734
Non-Accrual	6,141	5,158
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	22,490	19,404
Total Financing Receivables	1,739,173	1,616,009
Non-Accrual	15,740	12,971
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,900	5,734
Total Financing Receivables	1,402,838	1,279,532
Non-Accrual	3,340	3,420
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,872	2,343
Total Financing Receivables	264,323	270,007
Non-Accrual	2,268	1,825
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,718	11,327
Total Financing Receivables	72,012	66,470
Non-Accrual	10,132	7,726
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,353	20,126
Total Financing Receivables	1,047,363	1,152,354
Non-Accrual	18,326	24,474
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total Financing Receivables	18,318	12,758
Non-Accrual	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,747	8,968
Total Financing Receivables	54,987	75,968
Non-Accrual	3,491	5,768
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	990	1,904
Total Financing Receivables	328,712	321,159
Non-Accrual	1,593	1,867
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	760	140
Total Financing Receivables	83,314	95,926
Non-Accrual	760	140
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,856	9,114
Total Financing Receivables	562,032	646,543
Non-Accrual	12,482	16,699
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,338	16,169
30 To 89 Days Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,184	4,834
30 To 89 Days Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	628	535
30 To 89 Days Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,556	4,299
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,750	6,433
30 To 89 Days Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,560	2,314
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	604	518
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,586	3,601
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,404	4,902
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,655	4,028
30 To 89 Days Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	346	37
30 To 89 Days Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,403	837
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	36,773	39,795
90 Days or More Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,084	11,600
90 Days or More Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,943	6,442
90 Days or More Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,141	5,158
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,740	12,971
90 Days or More Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,340	3,420
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,268	1,825
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,132	7,726
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,949	15,224
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	92	4,940
90 Days or More Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	644	1,867
90 Days or More Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	760	140
90 Days or More Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 7,453	¥ 8,277